Warrants Accounted as Equity-Method Instruments (Details)	12 Months Ended
Mar. 31, 2025 $ / shares shares
Warrants Accounted as Equity-Method Instruments [Line items]
Exercise price of warrants	$ 0.1
Ordinary shares equals or exceeds per share	$ 100
Warrant redemption period	30 days
Warrant, description	(1) may be less than the value the holders would have received if they had exercised their Warrants at a later time where the underlying share price is higher and (2) may not compensate the holders for the value of the warrants, including because the number of LakeShore Biopharma Ordinary Shares received is capped at 0.0361 LakeShore Biopharma Ordinary Shares per warrant (subject to adjustment) irrespective of the remaining life of the warrants
Public warrants [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Shares issued | shares	10,000,000
Additional shares issued | shares	750,000
Warrant [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Exercise price of warrants	$ 0.01
Warrant redemption period	30 days
Business Combination [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Ordinary shares equals or exceeds per share	$ 180
Minimum [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Trading days	20
Minimum [Member] | LakeShore Biopharma [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Trading days	20
Maximum [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Trading days	30
Maximum [Member] | LakeShore Biopharma [Member]
Warrants Accounted as Equity-Method Instruments [Line items]
Trading days	30